Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Changes In Allowance For Doubtful Accounts Abstract
Beginning balance	¥ 111,639,312	$ 16,634,281	¥ 2,734,421
Addition	1,399,234	208,486	128,392,115
Deconsolidation of ICinit and subsidiaries			(19,487,224)
Recovery(write off)	(5,164,631)	(769,531)
Exchange rate difference	5,087,608	758,055
Ending balance	¥ 112,961,523	$ 16,831,290	¥ 111,639,312